Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - Fair Value [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Marketable securities	$ 14	$ 102
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Marketable securities	14	102
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Marketable securities
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Marketable securities
Marketable Securities [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Marketable securities	14	102
Marketable Securities [Member] | Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Marketable securities	14	102
Marketable Securities [Member] | Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Marketable securities
Marketable Securities [Member] | Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Marketable securities